Assets and Liabilities Related to Contracts with Customers	12 Months Ended
Dec. 31, 2018
Contract Assets And Contract Liabilities [Abstract]
Assets and Liabilities Related to Contracts with Customers

11. Assets and liabilities related to contracts with customers

(1) Assets and liabilities related to contracts with customers as of December 31, 2018 and January 1, 2018 are as follows:

	December 31, 2018		January 1, 2018
	(In millions of Korean won)
Incremental costs of obtaining a contract (Prepaid Expense)
Incremental costs of obtaining a contract	~~W~~	2,036	~~W~~	2,231

	December 31, 2018		January 1, 2018
	(In millions of Korean won)
Contract liabilities (Deferred Revenue)
Subscription revenue	~~W~~	12,017	~~W~~	12,409
Licensing contract		7,223		10,244
Website & Application development		834		28
Total	~~W~~	20,074	~~W~~	22,681

(2) Changes in contract liabilities for the year ended December 31, 2018

 Revenue recognized during the year, from the contract liability balance at January 1, 2018, was 15,998 million, 71% of the contract liability balance at January 1, 2018. There was no revenue recognized during the year ended December 31, 2018 related to the performance obligations satisfied in the year ended December 31, 2017.

(3) Unsatisfied performance obligations relate to the contracts with customers for the year ended December 31, 2018 are as follows:

	December 31, 2018
	(In millions of Korean won)
Subscription revenue	~~W~~	12,017
Licensing contract		7,223
Website/Application development		834
Total	~~W~~	20,074

Management expects to recognize 82% (Won 16,476 million) of the transaction price allocated to the contract that has not been performed as of the end of the reporting period as revenue for the next reporting period. The remaining 18% (Won 3,598 million) will be recognized as revenue after the next fiscal year.

(4)

Assets recognized from incremental costs of obtaining a contract as of December 31, 2018 and the amount of amortization recognized for the year ended December 31, 2018 are as follows:

	December 31, 2018
	(In millions of Korean won)
Incremental costs of obtaining a contract	~~W~~	2,036
Amortization costs recognized as cost of revenue		2,231